SUPPLEMENT DATED JANUARY 9, 2008

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA AND KEYPORT VISTA

TO PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYPORT OPTIMA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

MFS Emerging Growth Series	MFS Growth Series

Please retain this supplement with your prospectus for future reference.

Keyport(US) 1/08